The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 49.6%

	Shares	Fair Value

Australia — 0.6%
BHP Group	862	$21,905
Woodside Energy Group	155	3,203

		25,108

Belgium — 0.3%
Ageas	106	3,888
Anheuser-Busch InBev	190	8,701

		12,589

Brazil — 0.2%
Wheaton Precious Metals	217	7,064

Canada — 9.2%
Agnico Eagle Mines	134	5,691
Alimentation Couche-Tard	368	14,894
Bank of Montreal	263	23,173
Bank of Nova Scotia	397	18,983
Barrick Gold	604	9,411
BCE	244	10,285
Brookfield Asset Management, Cl A	406	16,697
Canadian Imperial Bank of Commerce	362	15,928
Canadian National Railway	200	21,714
Canadian Natural Resources	550	25,738
Canadian Pacific Railway	223	14,965
CGI, Cl A*	110	8,325
Enbridge	646	24,081
Fortis	295	11,267
Manulife Financial	881	13,901
Nutrien	298	24,984
Rogers Communications, Cl B	182	7,048
Royal Bank of Canada	430	38,921
Shopify, Cl A*	290	7,849
Sun Life Financial	262	10,474
Suncor Energy	610	17,269
TC Energy	331	13,403
TELUS	497	9,922
Toronto-Dominion Bank	541	33,357

		398,280

China — 0.5%
NXP Semiconductors	60	8,851
Prosus	263	13,905

		22,756

Denmark — 2.0%
Coloplast, Cl B	71	7,257
DSV	82	9,680
Genmab*	29	9,403
Novo Nordisk, Cl B	441	44,240

The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Denmark (continued)
Orsted	89	$7,124
Vestas Wind Systems	406	7,576

		85,280

Finland — 1.0%
Kone, Cl B	127	4,928
Neste	144	6,320
Nokia	1,862	8,063
Nordea Bank	1,160	10,000
UPM-Kymmene	389	12,416

		41,727

France — 5.8%
Air Liquide	139	16,008
Airbus	190	16,546
AXA	664	14,620
BNP Paribas	370	15,806
Capgemini	55	8,917
Cie de Saint-Gobain	189	6,860
Danone	190	9,041
Dassault Systemes	233	8,157
Engie	731	8,480
EssilorLuxottica	90	12,374
Euroapi*	10	167
Legrand	118	7,706
LVMH Moet Hennessy Louis Vuitton	63	37,673
Orange	515	4,666
Safran	115	10,591
Sanofi	236	18,126
TotalEnergies	656	31,024
Vinci	216	17,599
Worldline*	126	5,021

		249,382

Germany — 4.1%
adidas	46	5,357
BASF	308	11,949
Bayer	286	13,285
Bayerische Motoren Werke	109	7,474
BioNTech ADR*	20	2,698
Daimler Truck Holding*	118	2,699
Deutsche Bank	791	5,925
Deutsche Boerse	61	10,054
Deutsche Post	272	8,291
Deutsche Telekom	1,017	17,427
Deutsche Wohnen	97	1,853
E.ON	920	7,116
Fresenius & Co	180	3,871
Infineon Technologies	361	8,031
Mercedes-Benz Group	236	12,103

The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Germany (continued)
RWE	315	$11,662
SAP	262	21,591
Siemens	227	22,505
Vonovia	124	2,698
Zalando*	90	1,784

		178,373

Ireland — 0.5%
CRH PLC	190	6,155
Flutter Entertainment PLC*	70	7,749
ICON PLC ADR*	29	5,330

		19,234

Italy — 1.2%
Enel	2,482	10,271
Eni	1,170	12,505
Ferrari	29	5,446
Intesa Sanpaolo	8,208	13,692
Snam	2,142	8,700

		50,614

Netherlands — 2.3%
Akzo Nobel	81	4,628
ASML Holding	108	45,876
Heineken	91	8,011
ING Groep	1,594	13,832
Koninklijke Ahold Delhaize	470	12,034
Koninklijke Philips	306	4,796
Wolters Kluwer	108	10,572

		99,749

Singapore — 0.1%
STMicroelectronics	189	5,971

South Korea — 0.0%
Delivery Hero*	52	1,933

Spain — 1.3%
Amadeus IT Group*	187	8,777
Banco Santander	6,902	16,211
Iberdrola	1,978	18,567
Industria de Diseno Textil	371	7,734
Telefonica	1,935	6,400

		57,689

Sweden — 2.2%
Alleima*	102	320
Atlas Copco, Cl A	1,368	12,919
Castellum	233	2,628
Essity, Cl B	342	6,804
Evolution	80	6,393

The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Sweden (continued)
H & M Hennes & Mauritz, Cl B	353	$3,291
Hexagon, Cl B	1,178	11,114
Investor, Cl B	935	13,782
Kinnevik, Cl B*	143	1,902
Nibe Industrier, Cl B	899	8,109
Sandvik	512	7,038
Swedbank	512	6,775
Telefonaktiebolaget LM Ericsson, Cl B	981	5,789
Volvo, Cl B	632	9,003

		95,867

Switzerland — 3.4%
ABB	619	16,226
Alcon	178	10,515
Cie Financiere Richemont, Cl A	137	13,123
Credit Suisse Group	855	3,454
Holcim	162	6,745
Lonza Group	27	13,340
Novartis	558	42,820
Sika	52	10,603
UBS Group	964	14,177
Zurich Insurance Group	37	14,849

		145,852

United Kingdom — 11.3%
Anglo American PLC	459	14,016
Ashtead Group PLC	218	9,943
AstraZeneca PLC	380	42,182
BAE Systems PLC	1,234	10,880
Barclays PLC	7,308	11,772
Barratt Developments PLC	1,189	4,542
BP PLC	5,906	28,554
British American Tobacco PLC	631	22,727
Compass Group PLC	659	13,278
Croda International PLC	110	7,915
Diageo PLC	704	29,843
Experian PLC	308	9,149
Glencore PLC	4,481	23,918
GSK PLC	950	13,848
Haleon PLC*	1,188	3,703
HSBC Holdings PLC	5,704	29,755
Informa PLC	1,259	7,297
Just Eat Takeaway.com*	90	1,426
Legal & General Group PLC	2,718	6,569
Lloyds Banking Group PLC	26,107	12,062
London Stock Exchange Group PLC	126	10,729
Mondi PLC	280	4,357
National Grid PLC	1,316	13,677
Prudential PLC	826	8,241
RELX PLC	650	15,978

The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

United Kingdom (continued)
Shell PLC	2,475	$62,067
Smith & Nephew PLC	530	6,215
SSE PLC	504	8,594
Standard Chartered PLC	1,459	9,231
Taylor Wimpey PLC	4,475	4,411
Unilever PLC	657	29,109
Vodafone Group PLC	9,316	10,516

		486,504

United States — 3.6%
Nestle	621	67,561
Roche Holding	178	58,495
Stellantis	739	8,884
Swiss Re	90	6,690
Waste Connections	101	13,720

		155,350

Total Common Stock (Cost $2,770,727)		2,139,322

EXCHANGE TRADED FUNDS — 49.9%

iShares MSCI Australia ETF	2,727	53,504
iShares MSCI Austria ETF	1,531	23,751
iShares MSCI Brazil ETF	2,292	67,912
iShares MSCI Chile ETF	143	3,432
iShares MSCI China ETF	463	19,705
iShares MSCI India ETF	3,146	128,294
iShares MSCI Indonesia ETF	834	19,449
iShares MSCI Israel ETF	671	38,446
iShares MSCI Japan ETF	2,122	103,660
iShares MSCI Malaysia ETF	662	13,366
iShares MSCI Mexico ETF	528	23,353
iShares MSCI Philippines ETF	414	9,141
iShares MSCI Poland ETF	1,110	11,955
iShares MSCI South Africa ETF	946	34,094
iShares MSCI Taiwan ETF	4,063	175,115
iShares MSCI Thailand ETF	338	21,967
Vanguard FTSE Emerging Markets ETF	8,376	305,640
Vanguard FTSE Pacific ETF	19,194	1,102,503

Total Exchange Traded Funds (Cost $2,855,341)		2,155,287

The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2022 (Unaudited)

PREFERRED STOCK — 0.3%

	Shares	Fair Value

Germany — 0.3%
Henkel & Co#	97	$5,798
Volkswagen#	72	8,916

Total Preferred Stock (Cost $24,366)		14,714

Total Investments - 99.8% (Cost $5,650,434)		$4,309,323

Percentages are based on Net Assets of $4,317,950.

*	Non-income producing security.
#	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

As of September 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent financial statements.

DEM-QH-001-0400